Average Annual Total Returns - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Nomura Tax-Free California Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Tax-Free California Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.84%)	0.55%	2.10%
(Nomura Tax-Free California Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.84%)	0.55%	2.06%
(Nomura Tax-Free California Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.28%	1.15%	2.35%
(Nomura Tax-Free California Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.93%	0.73%	1.81%
(Nomura Tax-Free California Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	1.74%	2.84%
(Nomura Tax-Free Idaho Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Tax-Free Idaho Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.57%)	0.09%	1.52%
(Nomura Tax-Free Idaho Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.57%)	0.09%	1.52%
(Nomura Tax-Free Idaho Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.36%	0.73%	1.84%
(Nomura Tax-Free Idaho Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.35%	0.28%	1.24%
(Nomura Tax-Free Idaho Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	1.29%	2.26%
(Nomura Tax-Free New York Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Tax-Free New York Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.07%)	0.30%	1.85%
(Nomura Tax-Free New York Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.07%)	0.28%	1.82%
(Nomura Tax-Free New York Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.17%	0.92%	2.11%
(Nomura Tax-Free New York Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.75%	0.48%	1.56%
(Nomura Tax-Free New York Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	1.48%	2.58%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)	0.08%	1.75%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)	0.08%	1.75%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.29%	0.74%	2.03%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.68%	0.25%	1.46%
(Nomura Minnesota High-Yield Municipal Bond Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	1.25%	2.48%
(Nomura National High-Yield Municipal Bond Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura National High-Yield Municipal Bond Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	1.16%	3.08%
(Nomura National High-Yield Municipal Bond Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	1.12%	3.06%
(Nomura National High-Yield Municipal Bond Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.00%	1.81%	3.29%
(Nomura National High-Yield Municipal Bond Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	1.35%	2.78%
(Nomura National High-Yield Municipal Bond Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	2.38%	3.82%